CHAPTER 11 FILING AND EMERGENCE FROM BANKRUPTCY (Liabilities Subject to Compromise) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Liabilities Subject To Compromise and Reorganization Items [Abstract]
Liabilities Subject to Compromise, Biginning Balance	$ 0
Liabilities Subject to Compromise, Ending Balance	$ 0